Segmented Information - Schedule of Operating Segments (Parenthetical) (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Gold interests [member]
Disclosure of operating segments [line items]
Percentage of sales	10.00%	10.00%	10.00%	10.00%
Silver interests [member]
Disclosure of operating segments [line items]
Percentage of sales	10.00%	10.00%	10.00%	10.00%
Silver interests [member] | Veladero and Lagunas Norte and Pierina [member]
Disclosure of operating segments [line items]
Agreement Expiration Date		March 31, 2018		March 31,2018